Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax	$ 94	$ 137	$ 158